Future Minimum Lease Payments Under Capital Leases Together with Present Value of Net Minimum Lease Payments (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Schedule of Capital Lease Obligations [Line Items]
2016	¥ 4,558
2017	3,442
2018	2,585
2019	2,258
2020	1,757
Thereafter	10,498
Total minimum lease payments	25,098
Less - Amount representing interest	(5,639)
Present value of net minimum lease payments	19,459
Less - Current obligations	(3,743)
Long-term capital lease obligations	¥ 15,716